Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.02385%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,637,146.52

Principal:
Principal Collections	$19,519,323.23
Prepayments in Full	$10,293,747.05
Liquidation Proceeds	$207,979.95
Recoveries	$110,804.11
Sub Total	$30,131,854.34
Collections	$32,769,000.86

Purchase Amounts:
Purchase Amounts Related to Principal	$204,850.34
Purchase Amounts Related to Interest	$1,253.04
Sub Total	$206,103.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,975,104.24

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,975,104.24
Servicing Fee	$504,581.36	$504,581.36	$0.00	$0.00	$32,470,522.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,470,522.88
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,470,522.88
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,470,522.88
Interest - Class A-3 Notes	$1,349,453.37	$1,349,453.37	$0.00	$0.00	$31,121,069.51
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$30,756,269.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,756,269.51
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$30,556,300.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,556,300.26
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$30,411,157.68
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,411,157.68
Regular Principal Payment	$27,506,474.28	$27,506,474.28	$0.00	$0.00	$2,904,683.40
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,904,683.40
Residual Released to Depositor	$0.00	$2,904,683.40	$0.00	$0.00	$0.00
Total		$32,975,104.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,506,474.28
Total					$27,506,474.28

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,506,474.28	$53.93	$1,349,453.37	$2.65	$28,855,927.65	$56.58
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$27,506,474.28	$17.42	$2,059,365.20	$1.30	$29,565,839.48	$18.72

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$348,246,031.91	0.6828354	$320,739,557.63	0.6289011
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$523,186,031.91	0.3313527	$495,679,557.63	0.3139319

Pool Information
Weighted Average APR	5.237%	5.274%
Weighted Average Remaining Term	37.04	36.33
Number of Receivables Outstanding	26,723	25,996
Pool Balance	$605,497,632.33	$574,955,472.27
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$559,900,082.76	$531,935,476.08
Pool Factor	0.3495607	0.3319284

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$43,019,996.19
Targeted Overcollateralization Amount	$79,275,914.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$79,275,914.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$316,259.49
(Recoveries)		78	$110,804.11
Net Loss for Current Collection Period			$205,455.38
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4072%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9785%
Second Prior Collection Period			0.3809%
Prior Collection Period			1.0444%
Current Collection Period			0.4177%
Four Month Average (Current and Prior Three Collection Periods)			0.7054%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,112	$12,740,119.76
(Cumulative Recoveries)			$1,781,639.42
Cumulative Net Loss for All Collection Periods			$10,958,480.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6326%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,032.25
Average Net Loss for Receivables that have experienced a Realized Loss			$5,188.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.49%	263	$8,566,775.34
61-90 Days Delinquent	0.28%	47	$1,606,452.89
91-120 Days Delinquent	0.06%	11	$335,908.89
Over 120 Days Delinquent	0.10%	17	$577,410.35
Total Delinquent Receivables	1.93%	338	$11,086,547.47

Repossession Inventory:
Repossessed in the Current Collection Period		19	$546,054.36
Total Repossessed Inventory		28	$862,607.39

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2077%
Prior Collection Period			0.2507%
Current Collection Period			0.2885%
Three Month Average			0.2490%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4383%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	28

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	89	$2,741,498.86
2 Months Extended	165	$5,215,238.32
3+ Months Extended	26	$996,930.51

Total Receivables Extended	280	$8,953,667.69
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer